COMMITMENTS AND CONTINGENCIES - Disclosure of future minimum payments (Details) $ in Thousands	Dec. 31, 2022 CAD ($)
Disclosure Of Commitments [Line Items]
Commitments	$ 28,831
2023 [Member]
Disclosure Of Commitments [Line Items]
Commitments	11,661
2024 [Member]
Disclosure Of Commitments [Line Items]
Commitments	11,661
2025 [member]
Disclosure Of Commitments [Line Items]
Commitments	4,686
2026 [member]
Disclosure Of Commitments [Line Items]
Commitments	823
2027 [Member]
Disclosure Of Commitments [Line Items]
Commitments	0
2028 and thereafter [Member]
Disclosure Of Commitments [Line Items]
Commitments	$ 0